Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories	Inventories consisted of the following:

	September 30, 2025	December 31, 2024
	(U.S. $ in thousands)
Finished goods	$85,583	$90,702
Work-in-process	6,471	7,491
Raw materials	67,281	81,616
	$159,335	$179,809